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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490 Ellicott City, Maryland	21043
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30, 2016

Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 102.7%	Shares	Value
Consumer Discretionary - 22.8%
Auto Components - 0.1%
Gentherm, Inc. (a)	15,000	$623,850

Distributors - 0.5%
LKQ Corp. (a)	100,000	3,193,000

Diversified Consumer Services - 1.2%
Weight Watchers International, Inc. (a)	500,000	7,265,000

Hotels, Restaurants & Leisure - 6.0%
McDonald's Corp.	100,000	12,568,000
Panera Bread Co. - Class A (a)	65,000	13,313,950
Starbucks Corp.	200,000	11,940,000
		37,821,950
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	20,000	11,872,800
Expedia, Inc.	50,000	5,391,000
		17,263,800
Leisure Products - 2.5%
Hasbro, Inc.	50,000	4,005,000
Mattel, Inc.	350,000	11,767,000
		15,772,000
Media - 2.0%
AMC Networks, Inc. - Class A (a)	75,000	4,870,500
Comcast Corp. - Class A	75,000	4,581,000
Sinclair Broadcast Group, Inc. - Class A	100,000	3,075,000
		12,526,500
Specialty Retail - 6.8%
AutoZone, Inc. (a)	5,000	3,983,450
Express, Inc. (a)	600,000	12,846,000
Five Below, Inc. (a)	100,000	4,134,000
Home Depot, Inc. (The)	50,000	6,671,500
Ross Stores, Inc.	100,000	5,790,000
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	50,000	9,687,000
		43,111,950
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	100,000	6,147,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.7% (continued)	Shares	Value
Consumer Staples - 9.5%
Beverages - 2.1%
PepsiCo, Inc.	125,000	$12,810,000

Food & Staples Retailing - 1.8%
Kroger Co. (The)	300,000	11,475,000

Food Products - 5.6%
Cal-Maine Foods, Inc.	250,000	12,977,500
Campbell Soup Co.	75,000	4,784,250
Kellogg Co.	150,000	11,482,500
Mondelēz International, Inc. - Class A	150,000	6,018,000
		35,262,250
Energy - 4.3%
Energy Equipment & Services - 1.4%
RPC, Inc.	650,000	9,217,000

Oil, Gas & Consumable Fuels - 2.9%
Phillips 66	135,000	11,689,650
Valero Energy Corp.	100,000	6,414,000
		18,103,650
Financials - 6.2%
Banks - 1.4%
First Republic Bank	100,000	6,664,000
National Penn Bancshares, Inc.	200,000	2,128,000
		8,792,000
Insurance - 4.8%
Aflac, Inc.	75,000	4,735,500
Assurant, Inc.	50,000	3,857,500
Progressive Corp. (The)	250,000	8,785,000
Travelers Cos., Inc. (The)	65,000	7,586,150
W.R. Berkley Corp.	100,000	5,620,000
		30,584,150
Health Care - 11.9%
Biotechnology - 1.1%
Acorda Therapeutics, Inc. (a)	250,000	6,612,500

Health Care Equipment & Supplies - 6.8%
Align Technology, Inc. (a)	43,000	3,125,670
Becton, Dickinson and Co.	25,000	3,795,500
Edwards Lifesciences Corp. (a)	50,000	4,410,500
Globus Medical, Inc. - Class A (a)	200,000	4,750,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.7% (continued)	Shares	Value
Health Care - 11.9% (continued)
Health Care Equipment & Supplies - 6.8% (continued)
Masimo Corp. (a)	325,000	$13,598,000
Medtronic plc	175,000	13,125,000
		42,804,670
Health Care Providers & Services - 0.5%
Cigna Corp.	25,000	3,431,000

Life Sciences Tools & Services - 1.0%
INC Research Holdings, Inc. - Class A (a)	150,000	6,181,500

Pharmaceuticals - 2.5%
Allergan plc (a)	5,000	1,340,150
Depomed, Inc. (a)	200,000	2,786,000
Eli Lilly & Co.	125,000	9,001,250
Johnson & Johnson	25,000	2,705,000
		15,832,400
Industrials - 10.0%
Aerospace & Defense - 0.9%
BWX Technologies, Inc.	175,000	5,873,000

Airlines - 2.0%
Alaska Air Group, Inc.	100,000	8,202,000
Ryanair Holdings plc - ADR	50,000	4,291,000
		12,493,000
Building Products - 2.0%
Universal Forest Products, Inc.	150,000	12,873,000

Commercial Services & Supplies - 0.4%
Cintas Corp.	25,000	2,245,250

Industrial Conglomerates - 2.5%
Danaher Corp.	30,000	2,845,800
General Electric Co.	400,000	12,716,000
		15,561,800
Machinery - 1.2%
AGCO Corp.	150,000	7,455,000

Professional Services - 1.0%
Exponent, Inc.	50,000	2,550,500
Verisk Analytics, Inc. (a)	50,000	3,996,000
		6,546,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.7% (continued)	Shares	Value
Information Technology - 29.7%
Electronic Equipment, Instruments & Components - 4.0%
II-VI, Inc. (a)	550,000	$11,940,500
IPG Photonics Corp. (a)	50,000	4,804,000
Jabil Circuit, Inc.	350,000	6,744,500
Tech Data Corp. (a)	25,000	1,919,250
		25,408,250
Internet Software & Services - 1.6%
j2 Global, Inc.	150,000	9,237,000
NIC, Inc.	55,000	991,650
		10,228,650
IT Services - 5.1%
Blackhawk Network Holdings, Inc. (a)	82,145	2,817,573
Computer Sciences Corp.	100,000	3,439,000
EPAM Systems, Inc. (a)	60,000	4,480,200
Global Payments, Inc.	225,000	14,692,500
PayPal Holdings, Inc. (a)	100,000	3,860,000
TeleTech Holdings, Inc.	100,000	2,776,000
		32,065,273
Semiconductors & Semiconductor Equipment - 12.0%
Broadcom Ltd.	6,058	935,961
Cirrus Logic, Inc. (a)	375,000	13,653,750
First Solar, Inc. (a)	200,000	13,694,000
Inphi Corp. (a)	200,000	6,668,000
KLA-Tencor Corp.	100,000	7,281,000
NVIDIA Corp.	425,000	15,142,750
Synaptics, Inc. (a)	75,000	5,980,500
Xilinx, Inc.	250,000	11,857,500
		75,213,461
Software - 7.0%
Cadence Design Systems, Inc. (a)	50,000	1,179,000
Citrix Systems, Inc. (a)	125,000	9,822,500
Ebix, Inc.	175,000	7,138,250
Microsoft Corp.	250,000	13,807,500
RingCentral, Inc. - Class A (a)	250,000	3,937,500
SAP SE - ADR	100,000	8,042,000
		43,926,750
Materials - 5.6%
Chemicals - 2.1%
Brakem S.A. - ADR	300,000	3,873,000
Celanese Corp. - Series A	32,000	2,096,000
Innospec, Inc.	76,000	3,295,360

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.7% (continued)	Shares	Value
Materials - 5.6% (continued)
Chemicals - 2.1% (continued)
Scotts Miracle-Gro Co. (The) - Class A	50,000	$3,638,500
		12,902,860
Metals & Mining - 3.5%
Barrick Gold Corp.	750,000	10,185,000
Newmont Mining Corp.	450,000	11,961,000
		22,146,000
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Vonage Holdings Corp. (a)	250,000	1,142,500

Utilities - 2.5%
Electric Utilities - 1.5%
PPL Corp.	250,000	9,517,500

Independent Power and Renewable Electricity Producers - 1.0%
Ormat Technologies, Inc.	150,000	6,186,000

Total Common Stocks (Cost $595,688,592)		$646,615,964

PUT OPTION CONTRACTS - 1.4%	Contracts	Value
Nasdaq 100 Index Option, 06/17/2016 at $4,200	100	$607,700
Russell 2000 Index Option, 06/17/2016 at $1,030	1,300	1,820,000
S&P 500 Index Option, 06/17/2016 at $1,970	2,200	6,483,400
Total Put Option Contracts (Cost $11,041,718)		$8,911,100

Total Investments at Value - 104.1% (Cost $606,730,310)		$655,527,064

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 42.1%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.16% (b)	79,503,450	$79,503,450
First American Treasury Obligations Fund - Class Y, 0.00% (b)	185,501,122	185,501,122
Total Money Market Funds (Cost $265,004,572)		$265,004,572

Total Investments and Money Market Funds at Value - 146.2% (Cost $871,734,882)		$920,531,636

Written Call Option Contracts - (49.0%)		(308,232,700)

Other Assets in Excess of Liabilities - 2.8%		17,498,761

Net Assets - 100.0%		$629,797,697

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2016.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2016 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
06/17/2016 at $2,100	100	$23,726,800	$22,139,866
Russell 2000 Index Option,
06/17/2016 at $700	1,300	53,358,500	48,488,258
S&P 500 Index Option,
06/17/2016 at $1,000	2,200	231,147,400	212,009,357
Total Written Call Option Contracts		$308,232,700	$282,637,481

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 14.2%	Shares	Value
Energy - 0.0% (a)
Oil, Gas & Consumable Fuels - 0.0% (a)
NuStar Energy, L.P.	1,000	$40,400
ONEOK Partners, L.P.	1,000	31,400
Williams Partners, L.P.	866	17,710
		89,510
Materials - 14.0%
Metals & Mining - 14.0%
Agnico Eagle Mines Ltd.	225,000	8,136,000
AngloGold Ashanti Ltd. - ADR (b)	325,000	4,449,250
Barrick Gold Corp.	1,000,000	13,580,000
Compañía de Minas Buenaventura S.A. - ADR (b)	200,000	1,472,000
Goldcorp, Inc.	500,000	8,115,000
Newmont Mining Corp.	475,000	12,625,500
Pan American Silver Corp.	75,000	815,250
Randgold Resources Ltd. - ADR	65,000	5,902,650
Royal Gold, Inc.	25,000	1,282,250
Sibanye Gold Ltd. - ADR	119,000	1,805,230
Silver Wheaton Corp.	75,000	1,243,500
Stillwater Mining Co. (b)	10,000	106,500
		59,533,130
Utilities - 0.2%
Electric Utilities - 0.1%
American Electric Power Co., Inc.	1,000	66,400
Duke Energy Corp.	333	26,866
Edison International	1,000	71,890
Entergy Corp.	1,000	79,280
Exelon Corp.	1,000	35,860
FirstEnergy Corp.	1,000	35,970
NextEra Energy, Inc.	1,000	118,340
Pinnacle West Capital Corp.	1,000	75,070
PPL Corp.	1,000	38,070
		547,746
Multi-Utilities - 0.1%
Ameren Corp.	1,000	50,100
Dominion Resources, Inc.	1,000	75,120
DTE Energy Co.	1,000	90,660
PG&E Corp.	1,000	59,720
Public Service Enterprise Group, Inc.	1,000	47,140
SCANA Corp.	1,000	70,150

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 14.2% (continued)	Shares	Value
Utilities - 0.2% (continued)
Multi-Utilities - 0.1% (continued)
TECO Energy, Inc.	1,000	$27,530
		420,420

Total Common Stocks (Cost $55,077,056)		$60,590,806

U.S. TREASURY OBLIGATIONS – 51.2%	Par Value	Value
U.S. Treasury Bills - 11.7%
0.48%(c), due 06/16/2016	$50,000,000	$49,980,450

U.S. Treasury Inflation-Protected Notes - 3.3%
2.50%, due 01/15/2029	11,034,200	13,877,659

U.S. Treasury Notes - 36.2%
0.50%, due 09/30/2016	50,000,000	50,025,400
1.50%, due 01/31/2019	50,000,000	50,913,100
2.50%, due 08/15/2023	25,000,000	26,646,475
2.50%, due 05/15/2024	25,000,000	26,591,300
		154,176,275

Total U.S. Treasury Obligations (Cost $210,695,730)		$218,034,384

EXCHANGE-TRADED FUNDS - 9.4%	Shares	Value
CurrencyShares British Pound Sterling Trust (b)	15,000	$2,108,400
CurrencyShares Euro Trust (b)	30,000	3,335,400
CurrencyShares Japanese Yen Trust (b)	30,000	2,580,600
CurrencyShares Swedish Krona Trust (b)	20,000	2,412,400
CurrencyShares Swiss Franc Trust (b)	25,000	2,504,250
iShares 1-3 Year International Treasury Bond ETF (b)	31,000	2,541,070
iShares Gold Trust (b)	10,000	118,800
iShares International Treasury Bond ETF	1,000	97,190
SPDR® Barclays International Treasury Bond ETF (b)	1,000	55,740
SPDR® Barclays Short Term International Treasury Bond ETF	101,000	3,162,310
SPDR® Citi International Government Inflation-Protected Bond ETF	1,000	54,360
SPDR® Gold Trust (b)	20,000	2,352,000
United States Natural Gas Fund, LP (b)	1,000,000	6,660,000

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 9.4% (continued)	Shares	Value
United States Oil Fund, LP (b)	1,250,000	$12,125,000
Total Exchange-Traded Funds (Cost $39,545,347)		$40,107,520

Total Investments at Value - 74.8% (Cost $305,318,133)		$318,732,710

MONEY MARKET FUNDS - 25.1%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.16% (d)	32,144,781	$32,144,781
First American Treasury Obligations Fund - Class Y, 0.00% (d)	74,716,389	74,716,389
Total Money Market Funds (Cost $106,861,170)		$106,861,170

Total Investments and Money Market Funds at Value – 99.9% (Cost $412,179,303)		$425,593,880

Other Assets in Excess of Liabilities - 0.1%		177,102

Net Assets - 100.0%		$425,770,982

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of March 31, 2016.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 86.6%	Shares	Value
Australia - 3.8%
Brickworks Ltd. (a)	32,000	$388,294
JB Hi-Fi Ltd. (a)	28,000	505,607
McMillan Shakespeare Ltd. (a)	60,000	572,966
		1,466,867
Austria - 0.9%
Mayr-Melnhof Karton AG (a)	2,730	327,303

Belgium - 1.2%
EVS Broadcast Equipment S.A.	12,720	470,170

Canada - 4.0%
CGI Group, Inc. - Class A (b)	12,000	573,563
Great-West Lifeco, Inc.	20,000	550,430
SNC-Lavalin Group, Inc.	11,000	401,927
		1,525,920
Finland - 1.9%
Nokian Renkaat Oyj (a)	15,000	529,185
Tikkurila Oyj (a)	10,000	181,617
		710,802
France - 1.1%
Orange S.A. (a)	25,000	436,554

Germany - 9.3%
Pfeiffer Vacuum Technology AG (a)	5,500	615,607
SAP SE - ADR	7,000	562,940
Schaltbau Holding AG (a)	1,516	80,621
Software AG (a)	18,000	702,998
STADA Arzneimittel AG (a)	15,000	593,922
STRATEC Biomedical AG	10,000	484,895
United Internet AG (a)	10,000	501,008
		3,541,991
Japan - 26.2%
ABC-Mart, Inc. (a)	10,200	652,798
CyberAgent, Inc. (a)	10,000	464,890
Digital Garage, Inc. (a)	32,000	582,526
en-japan, Inc. (a)	34,000	574,239
Fields Corp. (a)	25,000	417,345
Fujitsu General Ltd. (a)	40,000	617,084
Hikari Tsushin, Inc. (a)	6,500	494,648
Honda Motor Co. (a)	14,000	382,775

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.6% (continued)	Shares	Value
Japan - 26.2% (continued)
ITOCHU Corp. (a)	38,000	$466,976
Itochu Techno-Solutions Corp. (a)	22,000	415,112
Kanagawa Chuo Kotsu Co. Ltd. (a)	70,000	417,227
Kasai Kogyo Co. Ltd. (a)	35,000	362,556
Kinugawa Rubber Industrial Co. Ltd. (a)	85,000	579,877
K's Holdings Corp. (a)	7,000	231,899
Kuroda Electric Co. Ltd. (a)	27,000	403,862
Ryobi Ltd. (a)	100,000	393,907
Sogo Medical Co. Ltd. (a)	10,000	339,325
Systena Corp. (a)	45,000	765,031
Towa Pharmaceutical Co. Ltd. (a)	7,000	286,775
Toyoda Gosei Co. Ltd. (a)	18,000	347,138
Tsumura & Co. (a)	15,000	359,806
Yahoo Japan Corp. (a)	110,000	468,186
		10,023,982
Norway - 4.4%
Bakkafrost P/F (a)	15,500	599,682
Deutsche Lufthansa AG (a),(b)	24,000	41,131
Leroy Seafood Group ASA (a)	13,000	613,625
Statoil ASA (a)	27,000	421,625
		1,676,063
Portugal - 1.7%
Jeronimo Martins SGPS S.A. (a)	40,000	653,850

Spain - 8.4%
Ebro Foods S.A. (a)	25,000	544,854
Enagas S.A. (a)	20,000	600,268
Endesa S.A. (a)	30,000	574,874
Grifols S.A. (a)	20,000	444,328
Grupo Catalana Occidente S.A. (a)	15,000	425,153
Iberdrola S.A. (a)	91,421	608,559
		3,198,036
Sweden - 3.8%
Byggmax Group AB (a)	45,000	412,600
Clas Ohlson AB - B Shares (a)	28,491	543,720
Melker Schorling AB (a)	8,000	499,177
		1,455,497
Switzerland - 6.4%
Bucher Industries AG (a)	2,000	485,585
Kudelski S.A. (a)	36,200	617,071
Straumann Holding AG (a)	2,180	750,340

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.6% (continued)	Shares	Value
Switzerland - 6.4% (continued)
Tamedia AG	3,440	$593,875
		2,446,871
United Kingdom - 13.5%
Abcam plc (a)	55,000	465,102
Dunelm Group plc	20,000	262,425
Electrocomponents plc (a)	140,000	483,932
EMIS Group plc	28,145	409,926
GlaxoSmithKline plc (a)	26,000	526,368
John Wood Group plc	45,000	397,515
Lancashire Holdings Ltd. (a)	20,000	158,141
Mitie Group plc (a)	90,000	332,081
Sky plc (a)	32,000	470,265
St. James's Place plc (a)	43,000	565,425
SuperGroup plc (a)	27,000	550,289
WS Atkins plc (a)	25,000	490,857
Zytronic plc (a)	7,500	40,316
		5,152,642

Total Common Stocks (Cost $29,853,894)		$33,086,548

MONEY MARKET FUNDS - 0.1%	Shares	Value
Northern Institutional Treasury Portfolio, 0.23% (c) (Cost $25,279)	25,279	$25,279

Total Investments and Money Market Funds at Value - 86.7% (Cost $29,879,173)		$33,111,827

Other Assets in Excess of Liabilities - 13.3%		5,091,488

Net Assets - 100.0%		$38,203,315

ADR - American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $28,378,882 at March 31, 2016, representing 74.3% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2016.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
March 31, 2016 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary – 24.7%
Auto Components	5.9%
Automobiles	1.0%
Household Durables	1.6%
Leisure Products	1.1%
Media	5.5%
Specialty Retail	9.6%
Consumer Staples - 7.6%
Food & Staples Retailing	2.6%
Food Products	4.6%
Household Products	0.4%
Energy - 2.1%
Energy Equipment & Services	1.0%
Oil, Gas & Consumable Fuels	1.1%
Financials - 5.3%
Capital Markets	1.3%
Insurance	4.0%
Health Care - 11.3%
Biotechnology	2.4%
Health Care Equipment & Supplies	3.2%
Health Care Technology	1.1%
Pharmaceuticals	4.6%
Industrials – 11.3%
Airlines	0.1%
Commercial Services & Supplies	0.9%
Construction & Engineering	1.1%
Machinery	4.1%
Professional Services	2.8%
Trading Companies & Distributors	2.3%
Information Technology - 16.1%
Communications Equipment	1.2%
Electronic Equipment, Instruments & Components	3.0%
Internet Software & Services	2.5%
IT Services	4.1%
Software	5.3%
Materials - 2.4%
Chemicals	0.5%
Construction Materials	1.0%
Containers & Packaging	0.9%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY (continued)

Sector/Industry	% of Net Assets
Telecommunication Services - 1.1%
Diversified Telecommunication Services	1.1%
Utilities - 4.7%
Electric Utilities	3.1%
Gas Utilities	1.6%
86.6%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 31, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Depreciation
Mini MSCI EAFE Index Future	06/17/2016	390	$31,695,300	$(710,941)

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Consumer Discretionary - 27.0%
Auto Components - 1.8%
Gentex Corp.	9,000	$141,210

Diversified Consumer Services - 1.8%
Capella Education Co.	2,700	142,128

Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	2,200	101,090

Media - 3.6%
Cinemark Holdings, Inc.	3,900	139,737
John Wiley & Sons, Inc. - Class A	2,800	136,892
		276,629
Multiline Retail - 5.6%
Big Lots, Inc.	3,300	149,457
Kohl's Corp.	3,100	144,491
Nordstrom, Inc.	2,500	143,025
		436,973
Specialty Retail - 12.9%
American Eagle Outfitters, Inc.	8,600	143,362
Best Buy Co., Inc.	5,000	162,200
Chico's FAS, Inc.	7,000	92,890
GameStop Corp. - Class A	4,600	145,958
Gap, Inc. (The)	5,800	170,520
Guess?, Inc.	6,500	122,005
Staples, Inc.	15,000	165,450
		1,002,385
Consumer Staples - 10.2%
Beverages - 4.4%
Coca-Cola Co. (The)	3,800	176,282
PepsiCo, Inc.	1,600	163,968
		340,250
Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	2,000	136,980

Food Products - 1.9%
Cal-Maine Foods, Inc.	2,900	150,539

Household Products - 2.1%
Procter & Gamble Co. (The)	2,000	164,620

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 96.8% (continued)	Shares	Value
Energy - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Exxon Mobil Corp.	1,800	$150,462
Kinder Morgan, Inc.	4,000	71,440
Marathon Petroleum Corp.	3,000	111,540
Phillips 66	1,600	138,544
		471,986
Financials - 1.8%
Capital Markets - 1.8%
Janus Capital Group, Inc.	9,600	140,448

Health Care - 6.0%
Biotechnology - 1.7%
Amgen, Inc.	900	134,937

Health Care Equipment & Supplies - 1.7%
ResMed, Inc.	2,300	132,986

Health Care Providers & Services - 1.9%
Quest Diagnostics, Inc.	2,000	142,900

Pharmaceuticals - 0.7%
AstraZeneca plc - ADR	2,000	56,320

Industrials - 11.3%
Aerospace & Defense - 2.9%
Boeing Co. (The)	900	114,246
United Technologies Corp.	1,100	110,110
		224,356
Machinery - 4.9%
Cummins, Inc.	1,500	164,910
PACCAR, Inc.	2,000	109,380
Trinity Industries, Inc.	5,700	104,367
		378,657
Professional Services - 1.8%
CEB, Inc.	2,200	142,406

Road & Rail - 1.7%
Landstar System, Inc.	2,000	129,220

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 96.8% (continued)	Shares	Value
Information Technology - 28.9%
Communications Equipment - 4.2%
ADTRAN, Inc.	8,000	$161,760
Cisco Systems, Inc.	5,900	167,973
		329,733
Electronic Equipment, Instruments & Components - 7.8%
AVX Corp.	11,000	138,270
Corning, Inc.	8,500	177,565
MTS Systems Corp.	2,250	136,912
National Instruments Corp.	5,000	150,550
		603,297
IT Services - 5.3%
Infosys Ltd. - ADR	7,000	133,140
International Business Machines Corp.	950	143,878
Paychex, Inc.	2,500	135,025
		412,043
Semiconductors & Semiconductor Equipment - 7.1%
Analog Devices, Inc.	2,500	147,975
Intel Corp.	4,500	145,575
Texas Instruments, Inc.	2,800	160,776
Xilinx, Inc.	2,100	99,603
		553,929
Software - 1.6%
CA, Inc.	4,000	123,160

Technology Hardware, Storage & Peripherals - 2.9%
HP, Inc.	12,000	147,840
Western Digital Corp.	1,700	80,308
		228,148
Materials - 5.5%
Chemicals - 3.4%
Mosaic Co. (The)	4,300	116,100
Praxair, Inc.	1,300	148,785
		264,885
Metals & Mining - 2.1%
Reliance Steel & Aluminum Co.	2,400	166,056

Total Common Stocks (Cost $7,303,626)		$7,528,271

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

PUT OPTION CONTRACTS - 0.3%	Contracts	Value
S&P 500 Index Option, 06/17/2016 at $1,300	28	$1,260
S&P 500 Index Option, 06/17/2016 at $1,970	7	20,629
Total Put Option Contracts (Cost $33,807)		$21,889

Total Investments at Value - 97.1% (Cost $7,337,433)		$7,550,160

MONEY MARKET FUNDS - 30.3%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.16% (a)	706,620	$706,620
First American Treasury Obligations Fund - Class Y, 0.00% (a)	1,648,780	1,648,780
Total Money Market Funds (Cost $2,355,400)		$2,355,400

Total Investments and Money Market Funds at Value - 127.4% (Cost $9,692,833)		$9,905,560

Written Call Option Contracts - (28.0%)		(2,180,528)

Other Assets in Excess of Liabilities - 0.6%		48,622

Net Assets - 100.0%		$7,773,654

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of March 31, 2016.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2016 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/17/2016 at $1,300	28	$2,103,192	$1,868,450
S&P 500 Index Option,
06/17/2016 at $1,970	7	77,336	71,881
Total Written Call Option Contracts		$2,180,528	$1,940,331

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2016 (Unaudited)

1. Valuation of Securities and Other Financial Instruments

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will typically be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees under circumstances where such value is believed to reflect the market values of such securities as of the time of computation of net asset values of the Funds. As a result, the prices of securities used to calculate a Fund’s net asset value may differ from quoted or published prices for the same securities. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of March 31, 2016, all options held by Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.

Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•
Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are frequently valued at their fair value as determined by an independent pricing service. The Board of Trustees has authorized Hussman Strategic International Fund to retain an independent pricing service to determine the fair value of its foreign portfolio securities when the value of such securities may be materially affected by events occurring before Hussman Strategic International Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of these procedures will depend on market events and thus cannot be predicted and the procedures may be utilized to a significant extent. Determining the fair value of portfolio securities involves reliance on judgment and a security’s fair value may differ depending on the method used for determining value. There can be no assurance that Hussman Strategic International Fund could purchase or sell a portfolio security at the price used to calculate its net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between a fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2016 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money
Market Funds:
Common Stocks	$646,615,964	$-	$-	$646,615,964
Put Option Contracts	-	8,911,100	-	8,911,100
Money Market Funds	265,004,572	-	-	265,004,572
Total Investments in Securities and
Money Market Funds	$911,620,536	$8,911,100	$-	$920,531,636

Other Financial Instruments:
Written Call Option Contracts	$-	$(308,232,700)	$-	$(308,232,700)
Total Other Financial Instruments	$-	$(308,232,700)	$-	$(308,232,700)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money
Market Funds:
Common Stocks	$60,590,806	$-	$-	$60,590,806
U.S. Treasury Obligations	-	218,034,384	-	218,034,384
Exchange-Traded Funds	40,107,520	-	-	40,107,520
Money Market Funds	106,861,170	-	-	106,861,170
Total Investments in Securities and
Money Market Funds	$207,559,496	$218,034,384	$-	$425,593,880

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money
Market Funds:
Common Stocks	$4,707,666	$28,378,882	$-	$33,086,548
Money Market Funds	25,279	-	-	25,279
Total Investments in Securities and
Money Market Funds	$4,732,945	$28,378,882	$-	$33,111,827

Other Financial Instruments:
Futures Contracts Sold Short	(710,941)	-	-	(710,941)
Total Other Financial Instruments	$(710,941)	$-	$-	$(710,941)

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money
Market Funds:
Common Stocks	$7,528,271	$-	$-	$7,528,271
Put Option Contracts	-	21,889	-	21,889
Money Market Funds	2,355,400	-	-	2,355,400
Total Investments in Securities and
Money Market Funds	$9,883,671	$21,889	$-	$9,905,560

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,180,528)	$-	$(2,180,528)
Total Other Financial Instruments	$-	$(2,180,528)	$-	$(2,180,528)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. As of March 31, 2016, Hussman Strategic Growth Fund, Hussman Total Return Fund and Hussman Strategic Dividend Value Fund did not have any transfers into and out of any Level. Transfers that occurred between Levels 1 and 2 on March 31, 2016 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$1,092,956	$484,895

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date for financial reporting purposes. Gains and losses on securities sold are determined on a specific identification basis.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of March 31, 2016:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund	Hussman Strategic Dividend Value Fund

Cost of investments and money market funds	$873,130,686	$419,090,146	$29,879,173	$9,692,833
Gross unrealized appreciation	$64,212,251	$13,090,253	$4,422,224	$604,313
Gross unrealized depreciation	(16,811,301)	(6,586,519)	(1,189,570)	(391,586)
Net unrealized appreciation	$47,400,950	$6,503,734	$3,232,654	$212,727
Net unrealized depreciation on
written call option contracts	$(25,595,219)	$-	$-	$(240,197)

As of March 31, 2016, the tax cost of written call option contracts for Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund is $282,637,481 and $1,940,331, respectively.

The difference between the federal income tax cost of portfolio investments and their financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

4. Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses. Among these risks are those associated with investments in derivative instruments, investments in shares of money market mutual funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in predicting market changes, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options, futures or other derivative instruments used. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Mutual Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of March 31, 2016, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund had 42.1%, 25.1% and 30.3%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 29.5%, 17.5% and 21.2%, respectively, of the value of their net assets invested in shares of a single money market mutual fund. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

Sector Risk – If a Fund has significant investments of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected. As of March 31, 2016, Hussman Strategic Growth Fund had 29.7% of the value of its net assets invested in stocks within the Information Technology sector and

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Hussman Strategic Dividend Value Fund had 27.0% and 28.9% of the value of its net assets invested in stocks within the Consumer Discretionary and Information Technology sectors, respectively.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President
Date	May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President
Date	May 13, 2016

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer
Date	May 13, 2016

*	Print the name and title of each signing officer under his or her signature.